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              PRUDENTIAL EUROPE GROWTH FUND, INC.

                Supplement dated May 2, 1997 to
     Statement of Additional Information dated July 2, 1996

     The following information supplements the Statement of Additional Information for Prudential Europe Growth Fund, Inc.

                    EUROPEAN STOCK MARKETS HAVE
                    OUTPERFORMED THE U.S. MARKET
                    OVER THE LONG TERM.

                    (Average Annual Total Returns,
                    3/31/87 to 3/31/97)

                    NETHERLANDS              17.0%
                    SWEDEN                   16.7%
                    DENMARK                  15.3%
                    BELGIUM                  14.1%
                    UNITED STATES            13.6%

                    Source: Morgan Stanley Capital International based on data retrieved from Lipper Analytical
                    New Applications (LANA) as of 3/31/97.
                    Morgan Stanley country indices are unmanaged indices that reflect the largest two-thirds of each country's total stock market capitalization. Past performance is no guarantee of future results. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of the Prudential Europe
                    Growth Fund.  Investors cannot invest
                    directly in stock indices.

MF160C-3 (5/2/97)